Organization and Description of Business (Details) ¥ in Millions				1 Months Ended	12 Months Ended
	Jun. 29, 2021 USD ($)	Mar. 10, 2020	Aug. 20, 2018	Jan. 23, 2023 AED (د.إ) shares	Jun. 30, 2023 USD ($)	Sep. 14, 2023 CNY (¥)	Aug. 09, 2023	Aug. 11, 2022	Jun. 03, 2020 shares	May 07, 2020 USD ($) shares
Organization and Description of Business (Details) [Line Items]
Outstanding equity interest percentage	80.00%
Outstanding equity consideration (in Dollars)	$ 100
Other nonoperating income (in Dollars)					$ 2,844
Ownership percentage								100.00%
Subsequent Event [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage						100.00%
Registered capital (in Yuan Renminbi) | ¥						¥ 5.0
Subsequent Event [Member] | Model Queen Limited [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage							100.00%
CACM Group [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage			100.00%
Net profits or loss percentage		80.00%
Baydolphin [Member]
Organization and Description of Business (Details) [Line Items]
Incorporate of percentage		100.00%
Net profits or loss percentage		20.00%
Color China [Member]
Organization and Description of Business (Details) [Line Items]
Ordinary shares issued (in Shares) | shares									115,834	115,834
Aggregate payment to sellers (in Dollars)										$ 2,000,000
Color star DMCC [Member]
Organization and Description of Business (Details) [Line Items]
Ownership percentage				100.00%
Divided (in Dirhams) | د.إ				د.إ 50,000
Divided shares (in Shares) | shares				50
Nominal value (in Dirhams) | د.إ				د.إ 1,000